Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Stock Funds
Entity Central Index Key	0001199348
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000158972 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Core Equity Fund
Class Name	Class Y
Trading Symbol	DIEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$93	0.87%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 93	[1]
Expense Ratio, Percent	0.87%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class Y shares returned 14.86%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 14.99% for the same period.
What affected the Fund’s performance?
  International equities gained as strong employment, declining inflation and expectations of rate cuts supported macroeconomic conditions.
  Positions in materials and health care were the primary positive contributors to the Fund’s returns relative to the Index, largely due to issue selection.
  From a geographic perspective, the Fund’s strongest relative performers were located in Japan, followed by Europe and the Pacific Basin ex Japan.
  Financials and consumer discretionary holdings were the most significant detractors from relative performance due to issue selection.
  UK holdings were the primary regional detractors due to issue selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI EAFE® Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class Y	14.86%	9.82%	7.04%
MSCI EAFE® Index	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 97,000,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 483,365
Investment Company Portfolio Turnover	75.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$97	58	$483,365	75.76%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Stock Funds (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of the Fund, and BNY Mellon International Equity Fund (the “Acquiring Fund”). The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund’s net assets and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of the corresponding class of shares of the Acquiring Fund to Fund shareholders and the subsequent termination of the Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000000909 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Core Equity Fund
Class Name	Class I
Trading Symbol	DIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$93	0.87%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 93	[2]
Expense Ratio, Percent	0.87%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class I shares returned 14.85%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 14.99% for the same period.
What affected the Fund’s performance?
  International equities gained as strong employment, declining inflation and expectations of rate cuts supported macroeconomic conditions.
  Positions in materials and health care were the primary positive contributors to the Fund’s returns relative to the Index, largely due to issue selection.
  From a geographic perspective, the Fund’s strongest relative performers were located in Japan, followed by Europe and the Pacific Basin ex Japan.
  Financials and consumer discretionary holdings were the most significant detractors from relative performance due to issue selection.
  UK holdings were the primary regional detractors due to issue selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 9/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Share Class	1YR	5YR	10YR
Class I	14.85%	9.81%	7.04%
MSCI EAFE® Index	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 97,000,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 483,365
Investment Company Portfolio Turnover	75.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$97	58	$483,365	75.76%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Stock Funds (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of the Fund, and BNY Mellon International Equity Fund (the “Acquiring Fund”). The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund’s net assets and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of the corresponding class of shares of the Acquiring Fund to Fund shareholders and the subsequent termination of the Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000000908 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Core Equity Fund
Class Name	Class C
Trading Symbol	DIECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$200	1.87%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 200	[3]
Expense Ratio, Percent	1.87%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class C shares returned 13.71%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 14.99% for the same period.
What affected the Fund’s performance?
  International equities gained as strong employment, declining inflation and expectations of rate cuts supported macroeconomic conditions.
  Positions in materials and health care were the primary positive contributors to the Fund’s returns relative to the Index, largely due to issue selection.
  From a geographic perspective, the Fund’s strongest relative performers were located in Japan, followed by Europe and the Pacific Basin ex Japan.
  Financials and consumer discretionary holdings were the most significant detractors from relative performance due to issue selection.
  UK holdings were the primary regional detractors due to issue selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 9/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	12.71%	*	8.71%	5.94%
without Deferred Sales Charge	13.71%		8.71%	5.94%
MSCI EAFE® Index	14.99%		11.15%	8.17%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 97,000,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 483,365
Investment Company Portfolio Turnover	75.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$97	58	$483,365	75.76%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Stock Funds (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of the Fund, and BNY Mellon International Equity Fund (the “Acquiring Fund”). The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund’s net assets and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of the corresponding class of shares of the Acquiring Fund to Fund shareholders and the subsequent termination of the Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000000906 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Core Equity Fund
Class Name	Class A
Trading Symbol	DIEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$120	1.12%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 120	[4]
Expense Ratio, Percent	1.12%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended September 30, 2025, the Fund’s Class A shares returned 14.56%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 14.99% for the same period.
What affected the Fund’s performance?
  International equities gained as strong employment, declining inflation and expectations of rate cuts supported macroeconomic conditions.
  Positions in materials and health care were the primary positive contributors to the Fund’s returns relative to the Index, largely due to issue selection.
  From a geographic perspective, the Fund’s strongest relative performers were located in Japan, followed by Europe and the Pacific Basin ex Japan.
  Financials and consumer discretionary holdings were the most significant detractors from relative performance due to issue selection.
  UK holdings were the primary regional detractors due to issue selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1 , 2015 through September 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 9/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	7.97%	8.24%	6.13%
without Sales Charge	14.56%	9.53%	6.75%
MSCI EAFE® Index	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 97,000,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 483,365
Investment Company Portfolio Turnover	75.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$97	58	$483,365	75.76%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Stock Funds (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of the Fund, and BNY Mellon International Equity Fund (the “Acquiring Fund”). The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund’s net assets and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of the corresponding class of shares of the Acquiring Fund to Fund shareholders and the subsequent termination of the Fund (the “Reorganization”).

  It is currently contemplated that shareholders of the Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.